Related parties (Details 1) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Supplier and contractors	$ 262	$ 158
Liabilities Financial instruments and other liabilities	345	372
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	141	419
Accounts receivable	156	89
Cash and cash equivalents	441	234
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets		27
Supplier and contractors	110	51
Liabilities Financial instruments and other liabilities	144	290
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	30	34
Accounts receivable	14	16
Supplier and contractors	15	48
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	13	43
Accounts receivable	4	4
Supplier and contractors	32	39
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	43	104
Accounts receivable	18	20
Supplier and contractors	157	138
Liabilities Financial instruments and other liabilities	144	290
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	117	46
Supplier and contractors	2	1
Liabilities Financial instruments and other liabilities	143	59
PTVI [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	1
Supplier and contractors	92
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	2	2
Accounts receivable	1	1
Supplier and contractors		4
Associates [member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	2	2
Accounts receivable	119	47
Supplier and contractors	94	5
Liabilities Financial instruments and other liabilities	143	59
Cosan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		1
Supplier and contractors	1	1
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	96	313
Cash and cash equivalents	406	176
Liabilities Financial instruments and other liabilities	58	23
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	35	58
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	2	5
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	96	313
Accounts receivable	2	6
Cash and cash equivalents	441	234
Supplier and contractors	1	1
Liabilities Financial instruments and other liabilities	58	23
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	17	16
Supplier and contractors	$ 10	$ 14